UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.9%)
Bank of Nova Scotia NY, 0.05% (a), 2/1/12	$19,315	$19,315

Total Commercial Paper (Amortized Cost $19,315)		19,315

Common Stocks (96.9%)
Aerospace/Defense (5.7%):
Boeing Co.	340,800	25,281
Honeywell International, Inc.	229,000	13,291
		38,572
Banks (6.5%):
JPMorgan Chase & Co.	636,200	23,730
U.S. Bancorp	520,000	14,674
Wells Fargo & Co.	170,000	4,966
		43,370
Beverages (6.6%):
Anheuser-Busch InBev NV, Sponsored ADR	315,600	19,188
Dr Pepper Snapple Group, Inc.	191,600	7,438
PepsiCo, Inc.	273,000	17,928
		44,554
Brokerage Services (0.7%):
Charles Schwab Corp.	433,767	5,053

Chemicals (3.1%):
Ecolab, Inc.	98,100	5,929
Monsanto Co.	141,431	11,604
Potash Corp. of Saskatchewan, Inc.	70,000	3,272
		20,805
Commercial Services (1.0%):
Paychex, Inc.	219,516	6,915

Computers & Peripherals (7.6%):
Apple, Inc. (b)	44,000	20,085
Cisco Systems, Inc.	996,400	19,560
NetApp, Inc. (b)	298,600	11,269
		50,914
Electronics (2.4%):
Johnson Controls, Inc.	512,800	16,292

Entertainment (1.8%):
The Walt Disney Co.	313,000	12,176

Financial Services (1.3%):
The Goldman Sachs Group, Inc.	77,000	8,583

Food Processing & Packaging (3.7%):
Kraft Foods, Inc., Class A	325,555	12,469
Nestle SA, Sponsored ADR	220,515	12,686
		25,155
Forest Products & Paper (1.2%):
International Paper Co.	266,100	8,286

Health Care (2.6%):
Medtronic, Inc.	444,900	17,160

Hotels & Motels (1.0%):
Starwood Hotels & Resorts Worldwide, Inc.	122,000	6,617

Insurance (2.4%):
MetLife, Inc.	451,177	15,940

See notes to schedules of investments.

Security Description	Shares	Value
Internet Business Services (8.8%):
eBay, Inc. (b)	596,000	$18,833
Google, Inc., Class A (b)	47,000	27,265
Juniper Networks, Inc. (b)	608,200	12,730
		58,828
Manufacturing-Miscellaneous (0.7%):
Danaher Corp.	95,000	4,989

Medical Services (1.6%):
Express Scripts, Inc. (b)	206,000	10,539

Oil & Gas Exploration-Production & Services (3.9%):
Anadarko Petroleum Corp.	159,760	12,896
Apache Corp.	133,900	13,240
		26,136
Oil Companies-Integrated (2.6%):
Exxon Mobil Corp.	206,500	17,292

Oilfield Services & Equipment (4.9%):
Halliburton Co.	109,079	4,012
Schlumberger Ltd.	298,244	22,419
Weatherford International Ltd. (b)	406,800	6,810
		33,241
Pharmaceuticals (8.7%):
Medco Health Solutions, Inc. (b)	98,000	6,078
Merck & Co., Inc.	500,275	19,140
Pfizer, Inc.	896,200	19,179
Teva Pharmaceutical Industries Ltd., Sponsored ADR	186,000	8,394
Vertex Pharmaceuticals, Inc. (b)	159,000	5,875
		58,666
Radio & Television (2.6%):
Comcast Corp., Class A	669,000	17,789

Retail (2.4%):
Target Corp.	311,102	15,807

Retail-Department Stores (1.2%):
J.C. Penney Co., Inc.	192,000	7,978

Retail-Specialty Stores (1.3%):
Lowe’s Cos., Inc.	316,490	8,492

Semiconductors (1.3%):
Texas Instruments, Inc.	261,000	8,451

Software & Computer Services (5.0%):
Autodesk, Inc. (b)	190,500	6,858
Microsoft Corp.	900,381	26,588
		33,446
Telecommunications (1.6%):
American Tower Corp.	95,600	6,072
Vodafone Group PLC, Sponsored ADR	170,000	4,605
		10,677

See notes to schedules of investments.

Security Description	Shares	Value
Transportation Services (2.7%):
United Parcel Service, Inc., Class B	239,250	$18,099

Total Common Stocks (Cost $604,588)		650,822

Total Investments (Cost $623,903) — 99.8%		670,137

Other assets in excess of liabilities — 0.2%		1,015

NET ASSETS — 100.0%		$671,152

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
ADR —	American Depositary Receipt
PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

1.  Federal Tax Information:

At January 31, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock Fund	$628,925	$61,542	$(20,330)	$41,212

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.  These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total

Institutional Diversified Stock Fund
Commercial Paper	$—	$19,315	$19,315
Common Stocks	650,822	—	650,822
Total	$650,822	$19,315	$670,137

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels as of January 31, 2012.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

New Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by Victory Capital Management Inc. (the “Adviser”) to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	March 26, 2012

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 26, 2012